Shareholder Report, Holdings (Details) - C000007298	Dec. 31, 2025
State of MinnesotaFR_60412AS61
Holdings [Line Items]
Percent of Net Asset Value	5.40%
State of OhioFR_677523PF3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
County of LoudounFR_54589TPZ9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
County of MontgomeryFR_61334PHB2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
State of TexasFR_882725CY8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Maryland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Ohio
Holdings [Line Items]
Percent of Net Asset Value	7.60%
New York
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Texas
Holdings [Line Items]
Percent of Net Asset Value	22.40%